MINERAL ROYALTY AND OTHER INTERESTS	12 Months Ended
Dec. 31, 2017
MINERAL, ROYALTY AND OTHER INTERESTS [abstract]
MINERAL, ROYALTY AND OTHER INTERESTS

6.	MINERAL, ROYALTY AND OTHER INTERESTS

A.	Carrying Amount

As of and for the year ended December 31, 2017:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (disposals)	Ending	Opening	Depletion[1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$-	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	23,972	37	24,009	19,339	3,823	21	-	23,183	826
Black Fox, Canada	37,761	30	37,791	24,395	2,253	183	-	26,831	10,960
Chapada, Brazil	69,528	-	69,528	2,737	3,765	-	-	6,502	63,026
Diavik, Canada	53,111	-	53,111	11,792	6,080	-	-	17,872	35,239
Hot Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	2,619	2,913	671	-	6,203	20,086
Ming, Canada	20,068	2	20,070	8,585	185	276	-	9,046	11,024
Santa Elena, Mexico	23,342	-	23,342	19,308	992	166	-	20,466	2,876
Yamana silver stream, Argentina	74,234	2	74,236	1,427	2,253	-	-	3,680	70,556
Other Royalties [2]	222,097	2,596	224,693	115,492	5,896	-	9,104	130,492	94,201
Other [3]	10,725	(1,264)	9,461	4,540	103	27	-	4,670	4,791
Total [4]	$613,329	$1,403	$614,732	$210,544	$28,263	$1,344	$9,104	$249,255	$365,477

1)

Depletion during the year in the Consolidated Statements of Income of $29.6 million is comprised of depletion expense for the year of $28.3 million, and $1.3 million from depletion in ending inventory as at December 31, 2016.

2)

Includes Bracemac-McLeod, Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San

Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3)	Includes Koricancha Stream and other.
4)

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $52.3 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $313.2 million.

As of and for the year ended December 31, 2016:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,000	$33	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	22,671	1,301	23,972	14,678	4,411	250	-	19,339	4,633
Black Fox, Canada	37,758	3	37,761	22,117	2,011	267	-	24,395	13,366
Chapada, Brazil	69,520	8	69,528	-	2,737	-	-	2,737	66,791
Diavik, Canada	53,111	-	53,111	6,273	5,519	-	-	11,792	41,319
Hot Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Hugo North Extension and Heruga, Mongolia	42,493	(7,142)	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	21,174	5,115	26,289	-	2,095	524	-	2,619	23,670
Ming, Canada	20,068	-	20,068	7,622	792	171	-	8,585	11,483
Santa Elena, Mexico	23,342	-	23,342	17,202	2,001	105	-	19,308	4,034
Yamana silver stream, Argentina	74,229	5	74,234	-	1,427	-	-	1,427	72,807
Other Royalties [1]	200,906	21,191	222,097	106,393	6,592	-	2,507	115,492	106,605
Other [2]	11,339	(614)	10,725	4,471	69	-	-	4,540	6,185
Total [3]	$593,429	$19,900	$613,329	$179,066	$27,654	$1,317	$2,507	$210,544	$402,785

1)

Includes Bracemac-McLeod, Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Serra Pelada, Gualcamayo, Emigrant Springs, Mine Waste Solutions,

San Andres, Sao Francisco, Thunder Creek, Bomboré, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and others.

2)	Includes Koricancha Stream and other.
3)

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $73.8 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $329.0 million.

B.	Significant Updates and Other Transactions

During the year ended December 31, 2017:

UPDATE | Orezone

On January 26, 2017, Orezone Gold Corporation exercised its option to repurchase the royalty on the Bomboré gold project for $3.6 million, representing a 20% premium to the original upfront payment.

UPDATE | Bachelor Lake Stream

On September 29, 2017, the Company amended its Gold Stream with Metanor Resources Inc (“Metanor”).  Beginning October 1, 2017, Sandstorm will purchase 20% of the gold produced from Metanor’s Bachelor Lake gold mine for a per ounce cash payment equal to the lesser of $500 and the then prevailing market price of gold, until 12,000 ounces of gold have been purchased by the Company at which time the Gold Stream will convert into a 3.9% net smelter returns royalty (“NSR”). As part of the amendment, Metanor has agreed it will sell a minimum of 1,500 ounces of gold to Sandstorm on a quarterly basis until the 12,000 ounce threshold has been reached.  Under the previous Gold Stream, there were no requirements for minimum deliveries nor was there a subsequent conversion of the Gold Stream into a NSR. In consideration for entering into the amendment, Sandstorm received:

o	a 3.9% NSR on Metanor’s Barry project; and
o	$2.0 million in the common shares of Metanor.

Metanor may elect to reduce the 3.9% NSR on the Bachelor Lake or Barry projects by making a $2.0 million payment to Sandstorm in each case (the “Purchase Option”). Upon exercising either of the Purchase Options, the respective Sandstorm NSR will decrease to 1.8%.  In addition to the Gold Stream, Sandstorm has an already existing 1% NSR on the Bachelor Lake gold mine, which remains unaffected by the amendment. In connection with the partial disposition of the stream, the Company recognized a $3.0 million gain in other income during the year ended December 31, 2017.

C.	Impairments

During the year ended December 31, 2017:

A reduction in the mineral resource estimate for the Coringa gold project announced during the period prompted the Company to evaluate the carrying value of its royalty investment. As a result of this review, the Company recorded an impairment charge of $4.5 million. The recoverable amount of $3.4 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 5 year mine life, a long term gold price of $1,300 and a 6% discount rate.

As a result of an update to the production profile of the Emigrant Springs mine and the ounces expected from the area subject to the royalty, the Company re-evaluated the carrying value of its investment.  Based on its review, the Company recorded an impairment charge of $4.6 million.  The recoverable amount of $0.5 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 1 - 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.

During the year ended December 31, 2016:

While assessing whether any indications of impairment exist for mineral properties, consideration is given to both external and internal sources of information. The lack of progress with respect to the advancement of some of the properties which Sandstorm holds royalties on within Sandstorm’s mineral interest portfolio, prompted the Company to evaluate its investment in these specific assets. As part of the assessment, the Company recorded an impairment charge of $1.4 million for the full balance of those royalties that were specifically identified as lacking significant progress. The recoverable amount of the assets, for impairment assessment purposes, was determined using the fair value less costs of disposal method and considered whether the mining operator had dropped certain mineral claims. Key assumptions used in the analysis to determine fair value included a liquidation scenario and management’s best estimates of the value of the underlying royalty assets. In addition to these impairments, the Company recorded an additional impairment charge of $1.1 million relating to other royalties within the Company’s royalty portfolio. This impairment charge was prompted by changes in the underlying operations of the assets including estimated production. The recoverable amount of the assets, for impairment assessment purposes, was determined using the fair value less costs of disposal method. Key assumptions used in the discounted cash flow analysis to determine fair value included a long term gold price of $1,300 and a 4% discount rate.